SCHEDULE OF INTANGIBLE ASSETS (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Beginning balance	$ 4,648	$ 3,723	$ 3,723
Acquisitions	102		987
Amortization	(175)	(68)	(260)
Foreign currency exchange adjustments	(79)		198
Ending balance	4,496		4,648
Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Beginning balance	967	927	927
Acquisitions
Amortization
Foreign currency exchange adjustments	(23)		40
Ending balance	944		967
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Beginning balance	1,775	1,796	1,796
Acquisitions
Amortization	(46)		(92)
Foreign currency exchange adjustments	(46)		71
Ending balance	1,683		1,775
Other Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Beginning balance	1,906	$ 1,000	1,000
Acquisitions	102		987
Amortization	(129)		(168)
Foreign currency exchange adjustments	(10)		87
Ending balance	$ 1,869		$ 1,906